RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Cash Flow Statement (FY) (Details) - USD ($)	3 Months Ended			6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Cash Flow Statement [Abstract]
Net income (loss)	$ 1,517,138	$ (429,155)	$ (429,155)	$ (8,247,187)
Change in fair value of warrant liability	(5,068,000)	(181,000)		7,240,000
Transaction costs allocated to warrant liability		580,000	580,000	580,000
Net cash used in operating activities	$ (443,769)	(24,003)		(455,960)
As Previously Reported [Member]
Cash Flow Statement [Abstract]
Net income (loss)		(30,155)	(30,155)	(427,187)
Change in fair value of warrant liability		0		0
Transaction costs allocated to warrant liability		0	0	0
Net cash used in operating activities		(24,003)		(455,960)
Accounting For Warrants [Member] | Adjustments [Member]
Cash Flow Statement [Abstract]
Net income (loss)		(399,000)	(399,000)	(7,820,000)
Change in fair value of warrant liability		(181,000)		7,240,000
Transaction costs allocated to warrant liability		580,000	$ 580,000	580,000
Net cash used in operating activities		$ 0		$ 0